Geographical Sales and Segments - Schedule of Sales by Geographical Area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	$ 23,401,597	$ 18,834,093	$ 66,798,947	$ 64,574,944	$ 83,944,661	$ 90,333,240
Domestic Sales [Member]
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	22,975,249	18,666,444	65,490,257	62,719,017
International Sales [Member]
Schedule of Sales by Geographical Area [Line Items]
Total sales by geographical area	$ 426,348	$ 167,649	$ 1,308,690	$ 1,855,927